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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Shares	Common Stocks — 96.7%	Value

	Consumer Discretionary — 9.0%
	Hotels, Restaurants & Leisure — 2.9%
67,100	Starbucks Corporation	$3,705,262

	Media — 3.1%
36,000	Walt Disney Company (The)	3,983,400

	Specialty Retail — 3.0%
53,100	Lowe's Companies, Inc.	3,880,548

	Consumer Staples — 11.8%
	Food & Staples Retailing — 2.7%
43,600	CVS Health Corporation	3,436,116

	Food Products — 5.9%
43,400	Kraft Heinz Company (The)	3,875,186
84,700	Mondelēz International, Inc. - Class A	3,750,516
		7,625,702
	Tobacco — 3.2%
42,900	Philip Morris International, Inc.	4,123,977

	Energy — 8.7%
	Energy Equipment & Services — 2.9%
45,300	Schlumberger Ltd.	3,792,063

	Oil, Gas & Consumable Fuels — 5.8%
22,100	Chevron Corporation	2,460,835
25,100	EOG Resources, Inc.	2,549,658
28,700	Exxon Mobil Corporation	2,407,643
		7,418,136
	Financials — 5.0%
	Diversified Financial Services — 3.0%
66,800	Intercontinental Exchange, Inc.	3,898,448

	Insurance — 2.0%
18,900	Chubb Ltd.	2,485,161

	Health Care — 22.1%
	Biotechnology — 4.1%
17,200	Amgen, Inc.	2,694,896
21,900	Celgene Corporation *	2,543,685
		5,238,581

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.7% (Continued)	Value

	Health Care — 22.1% (Continued)
	Health Care Equipment & Supplies — 5.0%
65,200	Abbott Laboratories	$2,723,404
44,900	Danaher Corporation	3,768,008
		6,491,412
	Health Care Providers & Services — 3.0%
23,600	UnitedHealth Group, Inc.	3,825,560

	Life Sciences Tools & Services — 2.1%
18,300	Thermo Fisher Scientific, Inc.	2,788,737

	Pharmaceuticals — 7.9%
21,600	Johnson & Johnson	2,446,200
62,800	Merck & Company, Inc.	3,892,972
119,400	Pfizer, Inc.	3,788,562
		10,127,734
	Industrials — 6.1%
	Air Freight & Logistics — 2.9%
19,700	FedEx Corporation	3,725,467

	Building Products — 3.2%
93,287	Johnson Controls International plc	4,102,762

	Information Technology — 19.0%
	Internet Software & Services — 6.4%
4,850	Alphabet, Inc. - Class A *	3,977,922
32,700	Facebook, Inc. - Class A *	4,261,464
		8,239,386
	IT Services — 3.2%
49,300	Visa, Inc. - Class A	4,077,603

	Software — 9.4%
36,900	Adobe Systems, Inc. *	4,183,722
60,900	Microsoft Corporation	3,937,185
98,300	Oracle Corporation	3,942,813
		12,063,720
	Materials — 3.1%
	Chemicals — 3.1%
66,300	Dow Chemical Company (The)	3,953,469

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.7% (Continued)	Value

	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.9%
89,100	AT&T, Inc.	$3,756,456

	Utilities — 9.0%
	Electric Utilities — 6.1%
49,200	Duke Energy Corporation	3,864,168
113,200	PPL Corporation	3,943,888
		7,808,056
	Multi-Utilities — 2.9%
49,700	Dominion Resources, Inc.	3,791,116

	Total Common Stocks (Cost $88,980,977)	$124,338,872

Shares	Money Market Funds — 3.3%	Value
1,421,952	Dreyfus Government Cash Management Money Market Fund -
	Class I, 0.21% (a)	$1,421,952
2,881,482	Dreyfus Treasury Securities Cash Management Fund -
	Class I, 0.12% (a)	2,881,482
	Total Money Market Funds (Cost $4,303,434)	$4,303,434

	Total Investments at Value — 100.0% (Cost $93,284,411)	$128,642,306

	Other Assets in Excess of Liabilities — 0.0% (b)	8,345

	Net Assets — 100.0%	$128,650,651

*	Non-income producing.
(a)	Rate shown is the 7-day effective yield at January 31, 2017.
(b)	Percentage rounds to less than 0.1%.

See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

1.	Investment valuation

Stralem Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$124,338,872	$-	$-	$124,338,872
Money Market Funds	4,303,434	-	-	4,303,434
Total	$128,642,306	$-	$-	$128,642,306

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Security transactions

Security transactions are accounted for on trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2017:

Cost of portfolio investments	$93,425,876

Gross unrealized appreciation	$36,713,155
Gross unrealized depreciation	(1,496,725)

Net unrealized appreciation	$35,216,430

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary
Date	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Stralem Equity Fund

Date	February 24, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	February 24, 2017

* Print the name and title of each signing officer under his or her signature.